Scope of consolidation - Magneti Marelli - disposal (Details) - EUR (€) € in Millions	4 Months Ended
	May 02, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets And Liabilities Classified As Held For Sale [Line Items]
Property, plant and equipment		€ 27,582	€ 28,608
Loans and receivables		128	242
Cash and cash equivalents		23,846	15,014
Borrowings		€ (21,117)	€ (12,901)	€ (15,597)
Consideration paid (received)	€ 5,772
Assets and liabilities classified as held for sale [member]
Assets And Liabilities Classified As Held For Sale [Line Items]
Intangible assets	788
Property, plant and equipment	2,146
Loans and receivables	10
Cash and cash equivalents	426
Other assets	2,055
Borrowings	(782)
Trade and other payables	(1,942)
Other liabilities	(791)
Assets (liabilities)	1,910
Amount recognised in other comprehensive income and accumulated in equity relating to non-current assets or disposal groups held for sale	(91)
Gain on sale attributable to FCA	€ 3,771